Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (320,553)	$ (2,397,479)	$ (1,529,563)	$ (415,963)
Adjustments to reconcile net loss to net cash used in operating activities
Stock compensation expense	$ 90,000	$ 107,875	240,375	$ 215,625
Write off of intangible asset			33,369
Write off of deferred offering costs			47,449
Derivative (gain) loss	$ (470,136)	$ 1,844,474	(44,682)
Loss on debt extinguishment	43,925
Amortization of debt discount and deferred financing costs	293,856	$ 59,774	263,166
Depreciation expense	$ 280		279
Bad debt expense			586	$ 1,444
Changes in operating assets and liabilities
Accounts receivable	$ (19,460)	$ 5,042	1,788	(2,433)
Inventory	(3,176)	$ 7,085	15,865	$ (17,831)
Prepaid expenses	16,500		(10,500)
Accounts payable	166,963	$ 86,644	426,455	$ 104,690
Accounts payable - related party	(66,122)	79,552	82,073	(16,261)
Accrued expenses	112,385	$ 13,032	$ 123,389	1,363
Customer deposits	$ 36,566
Deferred revenue				(38,250)
Net cash used in operating activities	$ (118,972)	$ (194,001)	$ (349,951)	(167,616)
CASH FLOWS FROM INVESTING ACTIVITIES
Increase in intangible asset		(4,202)		$ (18,044)
Deposits	$ 63,800	$ (13,500)	$ (13,500)
Purchase of property and equipment			(1,676)
Net cash provided by (used in) investing activities	$ 63,800	$ (17,702)	(15,176)	$ (18,044)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of the line of credit, net			(24,790)	(14,510)
Proceeds from short-term debt	$ 16,176
Payments of short-term debt	$ (14,461)	$ (14,779)
Proceeds from short-term debt - related parties		160,000	160,000	166,000
Payments of short-term debt - related parties	$ (10,000)	$ (16,500)	$ (19,818)	(9,000)
Proceeds from sale of common stock				$ 41,250
Proceeds from convertible debt, net of original issue discount and fees	$ 81,000	$ 90,000	$ 292,000
Payment of deferred offering costs		(11,869)	(44,310)	$ (1,287)
Net cash provided by financing activities	$ 72,715	206,852	363,082	182,453
NET INCREASE (DECREASE) IN CASH	17,543	(4,851)	(2,045)	(3,207)
CASH AT BEGINNING OF YEAR	8,224	10,269	10,269	13,476
CASH AT END OF PERIOD	25,767	5,418	8,224	10,269
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$ 11,926	$ 2,651	$ 23,785	$ 6,580
Income taxes paid
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Shares issued with debt			$ 34,580
Shares issued as deferred financing cost			4,525
Debt discount resulting from derivative liability	$ 270,116	$ 341,897	341,897
Acquisition expenses paid out of convertible debt proceeds		$ 275,000	$ 275,000
Deferred financing fees paid through issuance of convertible note	$ 9,000
Prepaid interest paid through issuance of convertible note	6,000
Legal fees paid through issuance of convertible note	10,000
Debt converted to equity	$ 10,000